United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:	June 30, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nathan Capital Management, Inc.
Address:	38 Woodbine Avenue
		Larchmont, NY 10536

13F File Number: 28-7728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Kitty Lee
Title:	Administrator
Telephone:	914-833-1935
Signature, Place, and Date of Signing

	Kitty Lee	New York, New York	July 25, 2000

Report Type (Check only one.):

[X]	13F Holdings Report.

[  ]	13F Notice.

[  ]	13F Combination Report.


List of Other Managers Reporting for this Manager: None

I am signing this report as required by the Securities Exchange Act of 1934.

Form 13F Summary Page

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	99

Form 13F Information Table Value Total:	$146024


List of Other Included Managers:	None

                                                     Nathan Capital Management
                                                              FORM 13F
                                                         June 30, 2000

                                                                                                    Voting Authority

                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AT&T Corp.                     COM              001957109      653    20642 SH       SOLE                    20642
AT&T Liberty Media Group CL A  COM              001957208     4148   171038 SH       SOLE                   171038
Ace Limited                    COM              G0070K103      350    12500 SH       SOLE                    12500
Agilent Technologies Inc.      COM              00846U101      201     2727 SH       SOLE                     2727
Alliance Capital Management LP COM              018548107      768    16200 SH       SOLE                    16200
Amerada Hess                   COM              023551104      323     5226 SH       SOLE                     5226
American Express               COM              025816109      798    15300 SH       SOLE                    15300
American Home Products         COM              026609107     1868    31800 SH       SOLE                    31800
American International Group I COM              026874107      860     7315 SH       SOLE                     7315
BP Amoco Plc Sponsored Adr     COM              055622104     1944    34366 SH       SOLE                    34366
Bank of New York Co.           COM              064057102     2051    44100 SH       SOLE                    44100
Bellsouth Corp.                COM              079860102      649    15216 SH       SOLE                    15216
Berkshire Hathaway Inc. Cl B   COM              084670207      273      155 SH       SOLE                      155
Bristol Myers Squibb           COM              110122108     3518    60400 SH       SOLE                    60400
BroadWing Inc.                 COM              111620100      547    21090 SH       SOLE                    21090
C C B Financial Corp.          COM              124875105      259     7000 SH       SOLE                     7000
Cablevision Sys. Cp. Cl A      COM              12686c109      781    11500 SH       SOLE                    11500
Catalina Marketing             COM              148867104     1642    16100 SH       SOLE                    16100
Cendant Corp.                  COM              151313103      587    41900 SH       SOLE                    41900
Charles Schwab Corp.           COM              808513105    28633   851550 SH       SOLE                   851550
Chevron Corp.                  COM              166751107     1018    12000 SH       SOLE                    12000
Cisco Systems Inc.             COM              17275R102      661    10400 SH       SOLE                    10400
CitiGroup Inc.                 COM              172967101     8118   134742 SH       SOLE                   134742
Cola-Cola Co.                  COM              191216100      770    13400 SH       SOLE                    13400
Colgate-Palmolive Inc.         COM              194162103      527     8800 SH       SOLE                     8800
Comdisco, Inc.                 COM              200336105      562    25200 SH       SOLE                    25200
Commerce Bancorp Inc. NJ       COM              200519106      469    10197 SH       SOLE                    10197
Conoco Inc Cl B                COM              208251405      572    23281 SH       SOLE                    23281
Crescent Operating Inc.        COM              22575M100       43    30000 SH       SOLE                    30000
Duke Energy Corp.              COM              264399106      649    11517 SH       SOLE                    11517
Duke Realty Investments Inc.   COM              264411505      511    22816 SH       SOLE                    22816
E.I. Du Pont De Nemours & Co.  COM              263534109      388     8871 SH       SOLE                     8871
Eastgroup Properties           COM              277276101      511    24250 SH       SOLE                    24250
Echostar Commmunications       COM              278762109      366    11064 SH       SOLE                    11064
Enron Corp.                    COM              293561106     3360    52100 SH       SOLE                    52100
Exxon Mobil Corporation        COM              30231G102     3254    41448 SH       SOLE                    41448
FPL Group Inc.                 COM              302571104      267     5400 SH       SOLE                     5400
First Nat'l Bank Nebraska      COM              335720108     2075     1000 SH       SOLE                     1000
Firstar Corp.                  COM              33763v109     1049    49821 SH       SOLE                    49821
Ford Motor                     COM              345370100      451    10500 SH       SOLE                    10500
Freddie Mac                    COM              313400301      324     8000 SH       SOLE                     8000
Gannett Co. Inc.               COM              364730101      508     8500 SH       SOLE                     8500
General Electric               COM              369604103     8745   164994 SH       SOLE                   164994
General Mtrs Corp.             COM              370442105      294     5069 SH       SOLE                     5069
Gillette Company               COM              375766102      349     9982 SH       SOLE                     9982
HSBC Hldg Plc Spnd ADR New     COM              404280406     1512    26100 SH       SOLE                    26100
Halliburton Co.                COM              406216101      491    10400 SH       SOLE                    10400
Hewlett-Packard Company        COM              428236103      473     3788 SH       SOLE                     3788
Honeywell Intl.                COM              438506107      862    25583 SH       SOLE                    25583
Intel Corp.                    COM              458140100      909     6800 SH       SOLE                     6800
International Paper            COM              460146103      399    13394 SH       SOLE                    13394
Intl. Business Machines        COM              459200101     2774    25318 SH       SOLE                    25318
Johnson & Johnson              COM              478160104     9913    97310 SH       SOLE                    97310
Jones Lang LaSalle             COM              51802h105      160    12000 SH       SOLE                    12000
Kerr-McGee Corp.               COM              492386107      371     6300 SH       SOLE                     6300
Keyspan Corporation            COM              49337k106      514    16700 SH       SOLE                    16700
Kinder Morgan Energy Partners  COM              494550106      240     6000 SH       SOLE                     6000
Loral Space & Commun. Ltd      COM              G56462107      481    69269 SH       SOLE                    69269
Lucent Technologies            COM              549463107      866    14616 SH       SOLE                    14616
Manulife Financial Corp.       COM              56501r106      214    12000 SH       SOLE                    12000
Marriott Intl Inc. New CL A    COM              571903202      901    25000 SH       SOLE                    25000
MediaOne Group                 COM              58440j104      235     3486 SH       SOLE                     3486
Mellon Bank Corp.              COM              585509102      466    12800 SH       SOLE                    12800
Merck & Co.                    COM              589331107    11808   154100 SH       SOLE                   154100
Microsoft Corp.                COM              594918104      648     8100 SH       SOLE                     8100
Molex Inc. Cl A                COM              608554200      267     7627 SH       SOLE                     7627
Motorola Inc.                  COM              620076109      239     8215 SH       SOLE                     8215
National Australia Bank        COM              632525408      538     6500 SH       SOLE                     6500
National City Corp.            COM              635405103      785    46028 SH       SOLE                    46028
Office Depot Inc.              COM              676220106      201    32238 SH       SOLE                    32238
Phillip Morris                 COM              718154107      266    10000 SH       SOLE                    10000
Quintiles Transnational        COM              748767100      953    67500 SH       SOLE                    67500
Royal Dutch Petroleum          COM              780257804     1674    27199 SH       SOLE                    27199
SBC Communications             COM              78387g103     2689    62177 SH       SOLE                    62177
Servicemaster Co.              COM              81760n109      348    30550 SH       SOLE                    30550
Smithline Beecham ADR 1        COM              832378301      424     6497 SH       SOLE                     6497
Sprint Corp. Fon Group         COM              852061100      540    10584 SH       SOLE                    10584
Sprint Corp. PCS Group         COM              852061506      285     4790 SH       SOLE                     4790
Sun Microsystems Inc.          COM              866810104      737     8100 SH       SOLE                     8100
Suncor Energy Inc.             COM              867229106      210     9000 SH       SOLE                     9000
Telecom Italia Spa ADR         COM              87927w106      688     5000 SH       SOLE                     5000
Texas Instruments Inc.         COM              882508104     3366    49000 SH       SOLE                    49000
The News Corporation, Ltd., Pr COM              652487802     1135    23900 SH       SOLE                    23900
U S West Inc.                  COM              91273h101      307     3578 SH       SOLE                     3578
US Bancorp Del.                COM              902973106      437    22708 SH       SOLE                    22708
Unitil Corp.                   COM              913259107      721    27000 SH       SOLE                    27000
Unocal Corp.                   COM              915289102      364    11000 SH       SOLE                    11000
Vodafone Airtouch ADR          COM              92857T107      680    16420 SH       SOLE                    16420
W P Carey Diversified LLC      COM              14174P105      401    24500 SH       SOLE                    24500
Walt Disney Co.                COM              254687106     1164    30000 SH       SOLE                    30000
Wells Fargo & Co.              COM              949740104     2204    56876 SH       SOLE                    56876
Wellsford Real Properties Inc. COM              950240101      217    14350 SH       SOLE                    14350
Williams Cos Inc.              COM              969457100      763    18300 SH       SOLE                    18300
Worldcom Inc.                  COM              98157D106     1219    26570 SH       SOLE                    26570
First International Bancshares                                  36    14560 SH       SOLE                    14560
American Century Target 2025 F MUT              024935603      201 6974.209 SH       SOLE                 6974.209
Northeast Investors Tr         MUT              664210101      208 22713.627SH       SOLE                22713.627
Putnam Health Sciences Trust   MUT              746778109      281 3472.530 SH       SOLE                 3472.530
Schwab 1000 Fund               MUT              808517106      547 13613.928SH       SOLE                13613.928
REPORT SUMMARY                 99 DATA RECORDS              146024            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED